CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 ILS (₪) ₪ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 ILS (₪) ₪ / shares shares
Trade receivables, allowance for doubtful accounts	$ 2,014		$ 1,576
Ordinary shares, par value per share | (per share)		₪ 0.25		₪ 0.25
Ordinary shares, shares authorized	18,000,000	18,000,000	18,000,000	18,000,000
Ordinary shares, shares issued	14,938,339	14,938,339	15,493,615	15,493,615
Ordinary shares, shares outstanding	14,938,339	14,938,339	15,493,615	15,493,615